AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Principal Amount	Value
Corporate Bonds and Notes - 51.0%
Financials - 13.7%
Air Lease Corp. Series C (4.125% to 12/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.149%), 4.125%, 12/15/26[1,2,3]	$4,000,000	$3,895,000
Ally Financial, Inc. Series B (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[1,2,3,4]	3,000,000	2,965,950
Avolon Holdings Funding, Ltd. (Cayman Islands) 3.250%, 02/15/27[5]	2,000,000	1,985,392
Bank of Montreal (Canada) (3.803% to 12/15/27 then USD Swap 5 year + 1.432%), 3.803%, 12/15/32[1,3]	1,385,000	1,454,121
BOC Aviation USA Corp. 1.625%, 04/29/24[5]	3,500,000	3,461,129
Citigroup, Inc. (1.462% to 06/09/26 then SOFR + 0.770%), 1.462%, 06/09/27[1,3]	2,500,000	2,399,006
Discover Financial Services 3.750%, 03/04/25	2,500,000	2,616,591
The Goldman Sachs Group, Inc.
(3 month LIBOR + 1.170%), 1.326%, 05/15/26[3]	1,510,000	1,535,519
(1.948% to 10/21/26 then SOFR + 0.913%), 1.948%, 10/21/27[1,3]	3,000,000	2,919,770
Series U (3.650% to 08/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.915%), 3.650%, 08/10/26[1,2,3]	1,485,000	1,412,606
Series V (4.125% to 11/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.949%), 4.125%, 11/10/26[1,2,3,4]	500,000	488,125
HSBC Holdings PLC (United Kingdom)
(3 month LIBOR + 1.380%), 1.581%, 09/12/26[3]	1,475,000	1,523,003
(2.206% to 08/17/28 then SOFR + 1.285%), 2.206%, 08/17/29[1,3]	2,000,000	1,904,518
(2.804% to 05/24/31 then SOFR + 1.187%), 2.804%, 05/24/32[1,3]	1,000,000	967,019

Morgan Stanley (2.484% to 09/16/31 then SOFR + 1.360%), 2.484%, 09/16/36[1,3]	3,000,000	2,787,089
OneMain Finance Corp.
6.625%, 01/15/28	900,000	966,021
7.125%, 03/15/26	905,000	994,897

Total Financials		34,275,756
Industrials - 32.2%
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.750%, 04/20/29[5]	975,000	998,156
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc. 4.900%, 02/01/46	2,000,000	2,366,200
	Principal Amount	Value

Bausch Health Cos., Inc. (Canada) 7.000%, 01/15/28[5]	$940,000	$842,475
The Bell Telephone Co. of Canada or Bell Canada (Canada) 4.300%, 07/29/49	1,400,000	1,603,384
Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	970,000	1,003,727
Canadian Natural Resources, Ltd. (Canada) 3.850%, 06/01/27	1,400,000	1,480,009
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000%, 02/01/28[5]	2,500,000	2,530,500
CGI, Inc. (Canada) 1.450%, 09/14/26[5]	2,000,000	1,920,411
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	1,325,000	1,464,066
Chesapeake Energy Corp. 5.875%, 02/01/29[5]	60,000	62,557
Cigna Corp. 4.900%, 12/15/48	1,295,000	1,531,290
Coca-Cola Femsa SAB de CV (Mexico) 2.750%, 01/22/30	2,500,000	2,483,675
DCP Midstream Operating LP 5.375%, 07/15/25	2,500,000	2,631,875
Dell International LLC/EMC Corp. 6.100%, 07/15/27	1,275,000	1,495,010
Delta Air Lines, Inc. 7.000%, 05/01/25[5]	2,500,000	2,799,654
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28[5]	1,410,000	1,505,071
Digicel Group Holdings, Ltd. (Bermuda) 8.000%, 04/01/25[5,6]	6,799	6,323
Enbridge, Inc. (Canada) (6.250% to 03/01/28 then 3 month LIBOR + 3.641%), 6.250%, 03/01/78[1,3]	2,500,000	2,675,039
EQT Corp. 7.500%, 02/01/30	55,000	65,524
Ford Motor Co.
7.450%, 07/16/31[4]	830,000	1,052,465
9.000%, 04/22/25	860,000	1,016,151
Hyundai Capital America
0.875%, 06/14/24[5]	2,000,000	1,948,195
2.000%, 06/15/28[5]	1,000,000	945,042
JBS USA LUX, S.A./JBS USA Food Co./JBS USA Finance, Inc.
3.750%, 12/01/31[5]	500,000	487,900
5.500%, 01/15/30[5]	935,000	991,661
6.500%, 04/15/29[4,5]	925,000	1,002,478

Kinder Morgan, Inc. 1.750%, 11/15/26	500,000	487,096
Kraft Heinz Foods Co.
5.000%, 07/15/35	880,000	1,003,782

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 32.2% (continued)
Kraft Heinz Foods Co.
5.200%, 07/15/45	$875,000	$1,013,868

Mattamy Group Corp. (Canada) 5.250%, 12/15/27[5]	2,450,000	2,493,193
McDonald's Corp., MTN 4.450%, 03/01/47	3,485,000	3,974,713
MEG Energy Corp. (Canada) 7.125%, 02/01/27[5]	70,000	72,902
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[5]	2,500,000	2,656,250
OAS Finance, Ltd. (Virgin Islands, British)
8.875%, 03/02/22[1,2,7]	600,000	1,500
8.875%, 03/03/22[1,2,5,7]	400,000	1,000

Occidental Petroleum Corp. 3.500%, 08/15/29	160,000	157,712
Organon & Co/Organon Foreign Debt Co. Issuer, B.V. 4.125%, 04/30/28[5]	2,250,000	2,214,045
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200%, 04/01/27[5]	1,370,000	1,481,510
Pilgrim's Pride Corp. 3.500%, 03/01/32[5]	1,750,000	1,666,507
Post Holdings, Inc.
4.625%, 04/15/30[5]	580,000	558,975
5.500%, 12/15/29[5]	950,000	976,363

Qatar Petroleum (Qatar) 1.375%, 09/12/26[5]	2,000,000	1,927,140
Rattler Midstream LP 5.625%, 07/15/25[5]	2,000,000	2,060,000
Ritchie Bros Holdings, Inc. 4.750%, 12/15/31[5]	2,000,000	2,014,400
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	1,335,000	1,472,523
Smithfield Foods, Inc. 4.250%, 02/01/27[5]	2,000,000	2,112,437
Superior Plus LP/Superior General Partner, Inc. (Canada) 4.500%, 03/15/29[5]	1,000,000	1,001,500
Tenet Healthcare Corp. 5.125%, 11/01/27[5]	2,000,000	2,004,420
T-Mobile USA, Inc. 3.375%, 04/15/29[5]	1,500,000	1,473,900
Transcanada Trust (Canada) (5.300% to 03/15/27 then 3 month LIBOR + 3.208%), 5.300%, 03/15/77[1,3]	1,475,000	1,515,400
Verizon Communications, Inc. 4.400%, 11/01/34	3,575,000	4,005,778
ViacomCBS, Inc. 4.950%, 01/15/31	2,500,000	2,845,355
	Principal Amount	Value

Vodafone Group PLC (United Kingdom)
4.375%, 05/30/28	$1,325,000	$1,449,056
(7.000% to 04/04/29 then USD Swap 5 year + 4.873%), 7.000%, 04/04/79[1,3]	850,000	976,954

Western Midstream Operating LP 4.550%, 02/01/30	75,000	78,188

Total Industrials		80,605,305
Utilities - 5.1%
Consolidated Edison Co. of New York, Inc. 5.700%, 06/15/40	800,000	1,022,959
Duke Energy Corp. 3.950%, 08/15/47	1,500,000	1,561,469
Duke Energy Progress LLC 4.150%, 12/01/44	1,390,000	1,526,540
The East Ohio Gas Co. 3.000%, 06/15/50[5]	1,700,000	1,577,699
Florida Power & Light Co. 2.875%, 12/04/51	4,000,000	3,795,406
Ovintiv, Inc. 7.375%, 11/01/31	60,000	76,813
Stoneway Capital Corp. (Canada) 10.000%, 03/01/27[7]	797,025	231,145
Tampa Electric Co. 3.625%, 06/15/50	1,475,000	1,559,137
Tucson Electric Power Co. 4.000%, 06/15/50	1,425,000	1,549,040

Total Utilities		12,900,208

Total Corporate Bonds and Notes (Cost $132,186,017)		127,781,269
Asset-Backed Securities - 1.7%
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 1.910%, 10/20/61 (Cost $4,419,190)[5]	4,500,000	4,384,628

Mortgage-Backed Securities - 6.4%
BANK
Series 2017-BNK5, 4.253%, 06/15/60[3]	300,000	310,521
Series 2020-BN28, Class AS 2.140%, 03/15/63	524,000	503,427
Series 2020-BN28, Class B 2.344%, 03/15/63	524,000	502,638
BBCMS Mortgage Trust
Series 2017-DELC, Class C (1 month LIBOR + 1.200%, Cap N/A, Floor 1.200%), 1.306%, 08/15/36[3,5]	132,000	131,337
Series 2017-DELC, Class D (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%), 1.806%, 08/15/36[3,5]	150,000	149,156
Series 2017-DELC, Class E (1 month LIBOR + 2.500%, Cap N/A, Floor 2.500%), 2.606%, 08/15/36[3,5]	302,000	300,127

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Mortgage-Backed Securities - 6.4% (continued)
Benchmark Mortgage Trust
Series 2020-B17, Class B 2.916%, 03/15/53	$340,000	$337,236
Series 2020-B19, Class B 2.351%, 09/15/53	524,000	501,371

BX Trust Series 2019-OC11, Class E 4.075%, 12/09/41[3,5]	709,000	681,767
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class B 4.750%, 02/10/49[3]	763,000	805,080
Series 2019-GC43, Class A2 2.982%, 11/10/52	514,000	525,326
Commercial Mortgage Pass Through Certificates
Series 2015-LC23, Class C 4.609%, 10/10/48[3]	585,000	606,474
Series 2016-CR28, Class C 4.638%, 02/10/49[3]	726,000	756,890
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class B 3.892%, 11/15/50[3]	506,000	516,888
Series 2018-C14, Class C 4.924%, 11/15/51[3]	880,000	951,378

CSMC Trust Series 2017-CHOP, Class D (1 month LIBOR + 2.150%, Cap N/A, Floor 1.900%), 2.256%, 07/15/32[3,5]	261,000	256,755
DBJPM Series 2016-C1, Class C 3.327%, 05/10/49[3]	534,000	503,633
GSCG Trust Series 2019-600C, Class D 3.764%, 09/06/34[5]	862,000	845,128
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class C 4.486%, 09/15/47[3]	330,824	332,748
Series 2014-C25, Class C 4.440%, 11/15/47[3]	450,000	432,264
Series 2015-C33, Class C 4.611%, 12/15/48[3]	670,000	685,424

JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class C 3.725%, 05/13/53[3]	496,000	509,082
UBS Commercial Mortgage Trust
Series 2018-C8, Class C 4.700%, 02/15/51[3]	917,000	976,655
Series 2019-C16, Class B 4.320%, 04/15/52[3]	769,000	833,057
Series 2019-C18, Class B 3.681%, 12/15/52[3]	717,000	746,273
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	523,099
	Principal Amount	Value

Wells Fargo Commercial Mortgage Trust
Series 2019-C49, Class C 4.866%, 03/15/52[3]	$350,000	$376,337
Series 2019-C50, Class B 4.192%, 05/15/52	637,000	678,096
Series 2019-C50, Class C 4.345%, 05/15/52	637,000	659,580

Total Mortgage-Backed Securities (Cost $15,637,773)		15,937,747
Municipal Bonds - 0.3%
California State General Obligation, School Improvements 7.550%, 04/01/39	330,000	528,634
Missouri Highway & Transportation Commission, Build America Bonds 5.063%, 05/01/24	245,000	263,935

Total Municipal Bonds (Cost $730,375)		792,569
U.S. Government and Agency Obligations - 33.7%
Fannie Mae - 8.3%
FNMA,
2.140%, 10/01/29	7,000,000	7,022,341
2.260%, 01/01/30	3,200,000	3,235,927
3.000%, 03/01/45	758,824	785,558
3.500%, 12/01/31 to 01/01/32	294,208	309,901
4.000%, 09/01/31 to 06/01/42	102,758	108,612
4.500%, 03/01/42	36,558	38,383
FNMA REMICS,
Series 2010-156, Class ZC 4.000%, 01/25/41	410,854	428,589
Series 2011-121, Class JP 4.500%, 12/25/41	56,411	58,866
Series 2012-105, Class Z 3.500%, 10/25/42	1,385,680	1,469,272
Series 2012-127, Class PA 2.750%, 11/25/42	686,189	706,933
Series 2012-20, Class ZT 3.500%, 03/25/42	3,216,238	3,282,940
Series 2012-31, Class Z 4.000%, 04/25/42	1,014,287	1,084,126
Series 2015-9, Class HA 3.000%, 01/25/45	2,091,689	2,167,109
Series 2015-95, Class AP 3.000%, 08/25/42	7,631	7,623

Total Fannie Mae		20,706,180
Freddie Mac - 9.6%
FHLMC,
2.500%, 11/01/50	7,087,945	7,082,303
3.000%, 04/01/47	1,047,106	1,088,469
FHLMC Gold,
3.000%, 07/01/45 to 08/01/45	2,223,193	2,306,933
3.500%, 10/01/42	263,956	272,615
4.000%, 10/01/41	18,464	19,449
5.000%, 07/01/35	9,370	10,523

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Freddie Mac - 9.6% (continued)
FHLMC REMICS,
Series 2909, Class Z 5.000%, 12/15/34	$98,543	$108,414
Series 3626, Class AZ 5.500%, 08/15/36	62,263	69,611
Series 3792, Class SE (1 month LIBOR + 9.860%, Cap 9.860%, Floor 0.000%), 9.647%, 01/15/41[3]	27,418	28,808
Series 3872, Class BA 4.000%, 06/15/41	16,339	17,096
Series 3894, Class ZA 4.500%, 07/15/41	49,876	54,659
Series 3957, Class HZ 4.000%, 11/15/41	366,988	371,363
Series 4016, Class KZ 4.000%, 03/15/42	2,665,698	2,866,435
Series 4316, Class BZ 3.000%, 03/15/44	3,793,614	3,968,975
Series 4750, Class PA 3.000%, 07/15/46	900,356	911,797
Series 4934, Class P 2.500%, 11/15/40	4,795,190	4,849,778

Total Freddie Mac		24,027,228
Ginnie Mae - 0.1%
GNMA,
Series 2004-35, Class SA (1 month LIBOR + 32.500%, Cap 32.500%, Floor 0.000%), 31.826%, 03/20/34[3]	10,227	14,348
Series 2009-32, Class ZE 4.500%, 05/16/39	114,021	121,143
Series 2009-35, Class DZ 4.500%, 05/20/39	124,651	132,584
Series 2009-75, Class GZ 4.500%, 09/20/39	120,678	128,427

Total Ginnie Mae		396,502
U.S. Treasury Obligations - 15.7%
U.S. Treasury Bonds,
1.250%, 05/15/50	3,875,000	3,151,616
1.875%, 02/15/41 to 02/15/51	9,700,000	9,202,293
U.S. Treasury Notes,
0.125%, 06/30/22 to 01/15/24	14,238,000	13,949,634
1.625%, 05/15/26	8,000,000	8,017,500
2.750%, 02/15/28	4,700,000	4,982,000

Total U.S. Treasury Obligations		39,303,043

Total U.S. Government and Agency Obligations (Cost $84,030,246)		84,432,953
Floating Rate Senior Loan Interests - 2.2%
Industrials - 2.2%
Clean Harbors, Inc. Incremental Term Loan, (1 month LIBOR + 2.000%), 2.110%, 10/08/28[3]	2,500,000	2,496,428
	Principal Amount	Value

Intelsat Jackson Holdings, S.A., Tranche B-3 Term Loan, (3 month LIBOR + 4.750%), 8.000%, 11/27/23[3]	$808	$806
Mileage Plus Holdings LLC, Term B Loan, (3 month LIBOR + 5.250%), 6.250%, 06/20/27[3]	3,000,000	3,162,000

Total Floating Rate Senior Loan Interests (Cost $5,678,546)		5,659,234

	Shares
Common Stocks - 0.0%#
Energy - 0.0%#
Foresight[8]	202	3,627
Tapstone Energy[8]	1,579	3,584

Total Energy (Cost $165,689)		7,211

Principal Amount
Short-Term Investments - 3.8%
Joint Repurchase Agreements - 0.3%[9]
Morgan, Stanley & Co. LLC, dated 01/31/22, due 02/01/22, 0.050% total to be received $665,820 (collateralized by various U.S. Government Agency Obligations, 1.500% - 8.500%, 01/01/23 - 02/01/52, totaling $679,135)	$665,819	665,819

	Principal Amount
Commercial Paper - 3.0%
ENEnbridge Pipelines Inc. (US), 0.195%, 03/03/22[10]	$4,000,000	3,999,349
Suncor (US), 0.279%, 03/17/22[10]	3,500,000	3,498,753

Total Commercial Paper		7,498,102

	Shares
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[11]	851,597	851,597
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[11]	438,702	438,702

Total Other Investment Companies		1,290,299

Total Short-Term Investments (Cost $9,454,274)		9,454,220
Total Investments - 99.1% (Cost $252,302,110)		248,449,831
Other Assets, less Liabilities - 0.9%		2,206,359
Net Assets - 100.0%		$250,656,190

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
#	Less than 0.05%.
[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $1,404,176 or 0.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $55,531,810 or 22.2% of net assets.
[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[8]	Security's value was determined by using significant unobservable inputs.
[9]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[10]	Represents yield to maturity at January 31, 2022.
[11]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$127,781,269	—	$127,781,269
Asset-Backed Securities	—	4,384,628	—	4,384,628
Mortgage-Backed Securities	—	15,937,747	—	15,937,747
Municipal Bonds†	—	792,569	—	792,569
U.S. Government and Agency Obligations†	—	84,432,953	—	84,432,953
Floating Rate Senior Loan Interests
Industrials	—	5,659,234	—	5,659,234
Common Stocks
Energy	—	—	$7,211	7,211
Short-Term Investments
Joint Repurchase Agreements	—	665,819	—	665,819
Commercial Paper	—	7,498,102	—	7,498,102
Other Investment Companies	$1,290,299	—	—	1,290,299
Total Investment in Securities	$1,290,299	$247,152,321	$7,211	$248,449,831

† All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at January 31, 2022:
	Common Stock	Floating Rate Senior Loan Interests
Balance as of October 31, 2021	$7,211	$1,215
Accrued discounts (premiums)	—	11
Realized gain (loss)	—	323
Change in unrealized appreciation/depreciation	—	(334)
Purchases	—
Sales	—	(1,215)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of January 31, 2022	$7,211	$0

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2022	—	—
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of January 31, 2022. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of January 31, 2022	Valuation Technique	Unobservable Inputs	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$7,211	Market Approach	EV/Sale Multiple	N/A	N/A	Increase
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,404,176	$665,819	$787,074	$1,452,893
The following table summarizes the securities received as collateral for securities lending at January 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-3.875%	04/15/22-02/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.